ISSUANCE OF DEBT SECURITIES - Subordinated Negotiable Obligations (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2020 USD ($)	Apr. 15, 2016 ARS ($)	Mar. 25, 2013 ARS ($)
ISSUANCE OF DEBT SECURITIES
Term	3 years
Subordinated Negotiable Obligations, Global Program for the Issuance of Negotiable Obligations
ISSUANCE OF DEBT SECURITIES
Maximum amount can be issued					$ 2,000,000	$ 750,000
Borrowings		$ 1,140,469,000	$ 2,886,028,000
Subordinated Negotiable Obligations, Global Program for the Issuance of Negotiable Obligations, Class III, 08/20/2013
ISSUANCE OF DEBT SECURITIES
Notional amount				$ 22,500
Term		84 months	84 months
Borrowings, interest rate		7.00%		7.00%
Borrowings			$ 1,780,980,000
Subordinated Negotiable Obligations, Global Program for the Issuance of Negotiable Obligations, Class IV, 11/18/2014
ISSUANCE OF DEBT SECURITIES
Notional amount				$ 13,441
Term		84 months	84 months
Borrowings, interest rate		7.00%		7.00%
Borrowings		$ 1,140,469,000	$ 1,105,048,000